Intangible Assets (Details 1) $ in Thousands	7 Months Ended		12 Months Ended
	Jan. 31, 2017 NZD ($)	Jan. 31, 2017 USD ($)	Jan. 31, 2018 NZD ($)	Jan. 31, 2018 USD ($)	Jun. 30, 2016 NZD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 NZD ($)
Disclosure of detailed information about intangible assets [line items]
Balance	$ 14,575		$ 14,680		$ 17,381		$ 16,683
Additions	351		118		475		1,093
Amortisation	(178)		(306)		(323)		(891)
Impairment (refer note 12(c))			(1,914)		(2,157)
Foreign exchange movements	(68)		434		(801)		496
Balance	14,680		13,012		14,575		17,381
Software [member]
Disclosure of detailed information about intangible assets [line items]
Balance	2,196		2,048		2,315		2,081
Additions	0		106		211		1,093
Amortisation	(148)		(163)		(316)		(787)
Impairment (refer note 12(c))			(1,650)		0
Foreign exchange movements	0		7		(14)		(72)
Balance	2,048		348		2,196		2,315
Patents and licences [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	274		596		17		117
Additions	351		12		264		0
Amortisation	(30)		(143)		(7)		(104)
Impairment (refer note 12(c))			(264)		0
Foreign exchange movements	1		0		0		4
Balance	596		201		274		17
Brands [member]
Disclosure of detailed information about intangible assets [line items]
Balance	12,105	$ 12,105,000	12,036	$ 12,036,000	12,702	$ 12,702,000	12,274
Additions	0		0		0		0
Amortisation	0		0		0		0
Impairment (refer note 12(c))			0		0
Foreign exchange movements	(69)		427		(597)		428
Balance	12,036	$ 12,036,000	12,463	$ 12,463,000	12,105	$ 12,105,000	12,702
Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	0		0		2,347		2,211
Additions	0		0		0		0
Amortisation	0		0		0		0
Impairment (refer note 12(c))			0		(2,157)
Foreign exchange movements	0		0		(190)		136
Balance	$ 0		$ 0		$ 0		$ 2,347